26. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information Abstract
Schedule of net sales for each operating segment

The net sales for each reportable operating segment is set forth below:

Net sales	12.31.19	12.31.18	12.31.17
Brazil
In-natura	4,635,597	3,998,483	3,483,239
Poultry	3,692,377	3,198,356	2,689,908
Pork and other	943,220	800,127	793,331
Processed	12,839,008	12,274,681	11,688,008
Other sales	14,874	19,372	17,365
	17,489,479	16,292,536	15,188,612
International
In-natura	12,605,846	10,905,155	10,296,197
Poultry	11,262,954	10,021,923	8,926,311
Pork and other	1,342,892	883,232	1,369,886
Processed	2,119,918	1,850,614	1,534,163
Other sales	173,630	312,902	419,488
	14,899,394	13,068,671	12,249,848

Other segments	1,058,107	827,214	875,700
	33,446,980	30,188,421	28,314,160

Schedule of operating income for each operating segment

The operating income (loss) for each segment is set forth below:

	12.31.19	12.31.18	12.31.17
Brazil	1,818,813	590,416	987,163
International	1,275,285	23,778	19,991
Other segments	109,138	89,311	79,016
Sub total	3,203,236	703,505	1,086,170
Corporate	(454,899)	(909,839)	(422,986)
	2,748,337	(206,334)	663,184

Schedule of goodwill and intangible assets arising from business combination

The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,562,104	1,543,467	339,784	353,684	1,901,888	1,897,151
	2,713,602	2,694,965	1,322,262	1,336,162	4,035,864	4,031,127